Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash		$ 150,334	$ 194,113
Accounts receivable, net			80,587
Contract cost assets		162,604	138,740
Prepaid expenses and other current assets, net		483,276	1,246,256
Total current assets		796,214	1,659,696
Non-current assets:
Property and equipment, net		176,667	139,717
Operating lease right-of-use assets		956,068	991,796
Long-term investment		3,325,000
Other non-current assets			243,040
Deferred tax assets		88,933
Total non-current assets		4,546,668	1,374,553
TOTAL ASSETS		5,342,882	3,034,249
Current liabilities:
Short-term borrowings		466,599
Current portion of long-term borrowings		66,882	59,887
Accounts payable		972,334	322,027
Deferred revenue		518,011	409,654
Accrued expenses and other liabilities		670,818	191,098
Operating lease liabilities, current		527,415	363,297
Derivative liability		1,657,399
Convertible notes payable, net		641,363
Total current liabilities		5,567,797	1,345,963
Non-current liabilities:
Long-term borrowings		34,713	95,624
Operating lease liabilities, non-current		448,652	628,499
Total non-current liabilities		6,535,889	2,069,348
TOTAL LIABILITIES		12,103,686	3,415,311
COMMITMENTS AND CONTINGENCIES
Shareholders’ deficit
Additional paid-in capital		30,586,445	14,003,653
Accumulated deficit		(37,065,891)	(14,306,387)
Accumulated other comprehensive loss		(290,566)	(83,492)
Total shareholders’ deficit		(6,760,804)	(381,062)
TOTAL LIABILITIES AND EQUITY		5,342,882	3,034,249
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares value	[1]	500	500
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares value	[1]	8,708	4,664
Related Parties
Current liabilities:
Amounts due to related parties		46,976
Non-current liabilities:
Amounts due to related parties, non-current		$ 6,052,524	$ 1,345,225

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1). The Pre-Delivery 14,295,000 Shares were not considered outstanding (Note 13).